Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	5,000,000	5,000,000
Common stock, shares issued	30,584,718	20,000	20,000
Common stock, shares outstanding	30,584,718	20,000	20,000